SEGMENT INFORMATION - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 Region
City of Dreams Manila [Member]
Concentration Risk [Line Items]
Commencement of operation date	Dec. 14, 2014
Studio City [Member]
Concentration Risk [Line Items]
Commencement of operation date	Oct. 27, 2015
Geographic [Member]
Concentration Risk [Line Items]
Number of geographic areas	2